Note 9 - Income Taxes (Details Narrative) - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0
Cardio Diagnostics [Member]
Income Tax Expense (Benefit)					$ 0	$ 0
Income Tax Examination, Penalties and Interest Expense					$ 0	$ 0